MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
a) Statement of Compliance
These interim condensed and consolidated financial statements of our partnership and its subsidiaries (together “Brookfield Infrastructure”) have been prepared in accordance with IAS 34, Interim Financial Reporting, (“IAS 34”) under the IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IFRS” and “IFRS Accounting Standards”) and using the accounting policies Brookfield Infrastructure applied in its consolidated financial statements as of and for the year ended December 31, 2025. The accounting policies that our partnership applied in its annual consolidated financial statements as of and for the year ended December 31, 2025, are disclosed in Note 3 of such financial statements, with which reference should be made in reading these interim condensed and consolidated financial statements.
These interim condensed and consolidated financial statements were authorized for issuance by the Board of Directors of our partnership on August 4, 2026.
b) Significant Accounting Judgments and Key Sources of Estimation Uncertainty
In preparing our consolidated financial statements, we make judgments in applying our accounting policies. The areas of judgment are consistent with those reported in our consolidated financial statements as of and for the year ended December 31, 2025. As disclosed in our 2025 annual consolidated financial statements, our partnership uses significant assumptions and estimates to determine the fair value of our property, plant and equipment and the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or an intangible asset has been allocated.
c) Adoption of Accounting Standards
The partnership has applied the new and revised standard issued by the IASB that is effective for the period beginning on or after January 1, 2026.
Amendments to IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments:
Disclosures (“IFRS 7”) - Classification and Measurement of Financial Instruments
In May 2024, the IASB issued amendments which clarify the requirements for the timing of recognition and derecognition of financial liabilities settled through an electronic cash transfer system, add further guidance for assessing the contractual cash flow characteristics of financial assets with contingent features, and add new or amended disclosures relating to investments in equity instruments designated at FVOCI and financial instruments with contingent features. The partnership has assessed these amendments and determined that they have had no material impact on its consolidated financial statements.